Provisions, commitments, contingent liabilities and contingent assets (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Asset retirement obligation [Member]
Disclosure of other provisions [line items]
Increase (decrease) in provisions due to changes in discount rate	$ 1,641